Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation [Abstract]
Summary Of Stock Option Activity
A summary of the Company’s stock option activity and related information is presented below:

	2014		2013		2012
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price

Outstanding at January 1	173,601	$35.26	289,544	$34.38	293,817	$33.95
Granted	13,953	44.43	15,475	37.74	16,876	35.39
Exercised	(20,000)	29.19	(126,168)	33.57	(18,899)	28.78
Forfeited	—	—	(5,250)	34.56	(2,250)	33.28
Outstanding at December 31	167,554	36.74	173,601	35.26	289,544	34.38

Exercisable at end of year	89,750	36.73	76,832	37.97	183,584	34.70

Nonvested at beginning of year	96,769	33.10	105,960	33.81	108,500	34.38
Granted during the year	13,953	44.43	15,475	37.74	16,876	35.39
Vested during the year	(32,918)	29.25	(23,166)	39.64	(18,166)	38.87
Forfeited during the year	—	—	(1,500)	30.38	(1,250)	30.38
Nonvested at end of year	77,804	$36.76	96,769	$33.10	105,960	$33.81

Stock Options Outstanding And Exercisable
Additional information regarding stock options outstanding and exercisable at December 31, 2014, is provided in the following table:

Ranges of Exercise Prices	No. of Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Months)	Aggregate Intrinsic Value (in thousands)	No. of Options Currently Exercisable	Weighted-Average Exercise Price of Options Currently Exercisable	Weighted-Average Remaining Contractual Life (Months)	Aggregate Intrinsic Value of Options Currently Exercisable (in thousands)
26.62 - 33.90	39,250	30.84	44	$616	23,750	$30.02	31	$392
35.09 - 44.43	128,304	38.55	58	1,024	66,000	39.15	25	487
	167,554			$1,640	89,750			$879

Weighted Average Assumptions Estimate The Fair Value Of Options Granted
The following weighted average assumptions were used to estimate the fair value of options granted:

	2014	2013	2012

Risk-free interest rate	2.42%	1.88%	2.51%
Expected dividend yield	3.60%	3.70%	3.90%
Volatility factor	48.75%	41.35%	48.40%
Expected life of option	8.0 years	8.0 years	5.0 years

Restricted Shares Activity And Related Information
A summary of the Company’s restricted shares activity and related information is presented below:

	2014		2013		2012
	Restricted Awards	Average Market Price at Grant	Restricted Awards	Average Market Price at Grant	Restricted Awards	Average Market Price at Grant

Outstanding at January 1	142,469		116,711		108,209
Granted	27,162	$39.72	35,083	$38.07	23,336	$34.94
Forfeited/Vested	(6,200)		(9,325)		(14,834)
Outstanding at December 31	163,431		142,469		116,711

Summary Of Activity Within The Defined Benefit Plan
The following table summarizes activity within the Defined Benefit Plans (dollars in thousands):

	Pension Benefits
	2014	2013

Change in fair value of plan assets:
Fair value at beginning of measurement period	$14,726	$9,663
Acquisition	—	4,558
Actual gain (loss) on plan assets	496	1,412
Contributions	409	538
Benefits paid	(964)	(1,445)
Fair value at end of measurement period	14,667	14,726

Change in benefit obligation:
Benefit obligation at beginning of measurement period	(17,524)	(13,827)
Acquisition	—	(6,297)
Interest cost	(836)	(776)
Actuarial loss	(3,994)	1,931
Benefits paid	964	1,445
Benefit obligation at end of measurement period	(21,390)	(17,524)
Funded status	(6,723)	(2,798)

Unrecognized net actuarial gain	8,461	4,555
Other comprehensive loss	(8,461)	(4,555)
Accrued Benefit Cost	$(6,723)	$(2,798)

Weighted-average assumptions for balance sheet liability at end of year:
Discount rate	3.93%	4.89%
Expected long-term rate of return	6.92%	7.35%

Weighted-average assumptions for benefit cost at beginning of year:
Discount rate	4.89%	4.31%
Expected long-term rate of return	7.35%	7.46%

Net Periodic Pension Cost Of The Defined Benefit Plan
The following table presents the components of the net periodic pension cost of the Defined Benefit Plans (in thousands):

	2014	2013	2012

Components of net periodic benefit:
Interest cost	$836	$776	$635
Expected return on plan assets	(1,032)	(979)	(810)
Net amortization and deferral	696	1,106	696
Net Periodic Pension Cost	$500	$903	$521

Summary Of Current Allocation Percentages Of Plan Assets
The target, allowable, and current allocation percentages of plan assets are as follows:

	Target Allocation 2014	Allowable- Allocation Range	Percentage of Plan Assets At December 31
			2014	2013

Equity securities	65%	40-100%	53%	53%
Fixed income securities	18%	20-40%	23%	28%
Cash and cash equivalents	2%	3-10%	9%	7%
Alternative investments	15%	0-15%	15%	12%
Total	100%		100%	100%
The target, allowable, and current allocation percentages of plan assets are as follows:

	Target Allocation 2014	Allowable- Allocation Range	Percentage of Plan Assets At December 31
			2014	2013

Equity securities	25%	20%-30%	25%	26%
Fixed income securities	75%	70%-80%	75%	74%
	100%		100%	100%

Summary Of Assets Segregated By Level Of Valuation Inputs Within The Fair Value Hierarchy
The major categories of assets in the Company’s Defined Benefit Plans as of year-end are presented in the following table (in thousands).  Assets are segregated by the level of the valuation inputs within the fair value hierarchy established by ASC Topic 820 utilized to measure fair value (See Note Twenty).

	Total	Level 1	Level 2	Level 3
2014
Cash and cash equivalents	$959	$959	$—	$—
Mutual funds	6,162	5,656	506	—
Investment funds	1,610	—	1,014	596
Common stocks	3,941	3,119	822	—
Mortgage-backed securities	53	—	53	—
Government and GSE bonds	1,171	—	1,171	—
Corporate Bonds	771	—	771	—
Total	$14,667	$9,734	$4,337	$596

2013
Cash and cash equivalents	$714	$714	$—	$—
Mutual funds	5,991	5,267	724	—
Investment funds	1,305	—	809	496
Common stocks	4,399	3,477	922	—
Mortgage-backed securities	151	—	151	—
Government and GSE bonds	1,367	—	1,367	—
Corporate Bonds	799	—	799	—
Total	$14,726	$9,458	$4,772	$496

Summary Of Expected Benefit Payments
The following table summarizes the expected benefits to be paid in each of the next five years and in the aggregate for the five years thereafter (in thousands):

Plan Year Ending December 31,	Expected Benefits to be Paid

2015	$1,272
2016	1,049
2017	1,147
2018	1,542
2019	1,092
2020 through 2024	5,714